Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill By Business Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Goodwill [Line Items]
Goodwill, Gross	¥ 2,094,839		¥ 2,103,948		¥ 2,122,054
Accumulated impairment losses	(1,740,556)		(1,740,556)		(1,740,556)
Goodwill, Net	354,283		363,392		381,498
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	840,055		840,055		840,055
Accumulated impairment losses	(840,055)		(840,055)		(840,055)
Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	885,234		885,234		885,234
Accumulated impairment losses	(885,234)		(885,234)		(885,234)
Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	22,527		22,527		22,527
Accumulated impairment losses	(14,735)		(14,735)		(14,735)
Goodwill, Net	7,792		7,792		7,792
Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	344,723		353,832		371,938
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	344,191		353,300		371,406
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Other Than UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	152,203		152,203		152,203
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	151,671		151,671		151,671
UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	192,520		201,629		219,735
Goodwill, Net	192,520		201,629		219,735
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Global Markets [Member]
Goodwill [Line Items]
Goodwill, Gross	2,300		2,300		2,300
Goodwill, Net	¥ 2,300		¥ 2,300		¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with various acquisitions.